Financial instruments: valuation - Hierarchy of liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair value of liabilities
Financial liabilities	£ 667,803	£ 683,557
Financial liabilities at amortised cost
Fair value of liabilities
Financial liabilities	527,869	529,839
Derivatives [Member]
Fair value of liabilities
Financial liabilities	77,246	94,047
Financial liabilities (other)
Fair value of liabilities
Financial liabilities	55,748	49,107
Financial liabilities (other) | Financial liabilities at amortised cost
Fair value of liabilities
Financial liabilities	53,340	46,730
Financial liabilities, subordinated
Fair value of liabilities
Financial liabilities	6,020	6,260
Financial liabilities, subordinated | Financial liabilities at amortised cost
Fair value of liabilities
Financial liabilities	5,803	5,915
At fair value
Fair value of liabilities
Financial liabilities	136,053	149,577
At fair value | Trading deposits
Fair value of liabilities
Financial liabilities	44,257	42,487
At fair value | Debt securities in issue, trading
Fair value of liabilities
Financial liabilities	714	797
At fair value | Short positions, trading
Fair value of liabilities
Financial liabilities	11,211	9,524
At fair value | Derivatives [Member]
Fair value of liabilities
Financial liabilities	77,246	94,047
At fair value | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Financial liabilities	1,323	1,327
At fair value | Other deposits
Fair value of liabilities
Financial liabilities	1,085	1,050
At fair value | Financial liabilities, subordinated
Fair value of liabilities
Financial liabilities	217	345
At fair value | Level 1
Fair value of liabilities
Financial liabilities	£ 9,143	£ 7,464
As a % of total value assets	7.00%	5.00%
At fair value | Level 1 | Short positions, trading
Fair value of liabilities
Financial liabilities	£ 9,142	£ 7,462
At fair value | Level 1 | Derivatives [Member]
Fair value of liabilities
Financial liabilities	1	2
At fair value | Level 2
Fair value of liabilities
Financial liabilities	£ 126,013	£ 141,137
As a % of total value assets	92.00%	94.00%
At fair value | Level 2 | Trading deposits
Fair value of liabilities
Financial liabilities	£ 44,256	£ 42,486
At fair value | Level 2 | Debt securities in issue, trading
Fair value of liabilities
Financial liabilities	713	797
At fair value | Level 2 | Short positions, trading
Fair value of liabilities
Financial liabilities	2,069	2,062
At fair value | Level 2 | Derivatives [Member]
Fair value of liabilities
Financial liabilities	76,350	93,070
At fair value | Level 2 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Financial liabilities	1,323	1,327
At fair value | Level 2 | Other deposits
Fair value of liabilities
Financial liabilities	1,085	1,050
At fair value | Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Financial liabilities	217	345
At fair value | Level 3
Fair value of liabilities
Financial liabilities	£ 897	£ 976	£ 751	£ 609
As a % of total value assets	1.00%	1.00%
At fair value | Level 3 | Trading deposits
Fair value of liabilities
Financial liabilities	£ 1	£ 1
At fair value | Level 3 | Debt securities in issue, trading
Fair value of liabilities
Financial liabilities	1
At fair value | Level 3 | Derivatives [Member]
Fair value of liabilities
Financial liabilities	£ 895	£ 975